Significant events (Details) $ / shares in Units, $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) shares $ / shares	May 01, 2018 T	Dec. 05, 2017 MXN ($) shares
Senales del Norte S.A. de C.V. [Member]
Disclosure of detailed information about business combination [line items]
Shares acquired by subsidiary, value | $			$ 122,660
Senales del Norte S.A. de C.V. [Member] | Class I Shares [Member]
Disclosure of detailed information about business combination [line items]
Shares acquired by subsidiary			2,000
Percentage of capital stock acquired by subsidiary			100.00%
Senales del Norte S.A. de C.V. [Member] | Class II Shares [Member]
Disclosure of detailed information about business combination [line items]
Shares acquired by subsidiary			3,908,782
Percentage of capital stock acquired by subsidiary			100.00%
First Steel Mill of ArcelorMittal in Brazil [Member]
Disclosure of detailed information about business combination [line items]
Production capacity | T		600,000
Second Steel Mill of ArcelorMittal in Brazil [Member]
Disclosure of detailed information about business combination [line items]
Production capacity | T		120,000
SimRep Corporation [Member]
Disclosure of detailed information about business combination [line items]
Shares acquired by subsidiary	83,862
Percentage of capital stock acquired by subsidiary	99.41%
Number of common shares acquired per share price | $ / shares	$ 3,454
Amount of Consideration | $	$ 289,660